Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Capitalized interest	$ 45	$ 51
Total interest expense	$ (1,132)	$ (1,000)
Capitalisation rate of borrowing costs eligible for capitalisation	3.96%	3.88%
Long-term Debt
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	$ (1,024)	$ (918)
Other
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	(153)	(133)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	$ (220)
Finance leases
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt		$ (142)